American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
July 31, 2021

Small Cap Growth - Schedule of Investments
JULY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%
Aerospace and Defense — 1.6%
Mercury Systems, Inc.(1)	311,505	20,559,331
Spirit AeroSystems Holdings, Inc., Class A	307,350	13,280,594
		33,839,925
Banks — 1.6%
Silvergate Capital Corp., Class A(1)	136,930	14,076,404
Triumph Bancorp, Inc.(1)	257,817	19,764,251
		33,840,655
Beverages — 0.5%
MGP Ingredients, Inc.	170,309	10,158,932
Biotechnology — 11.9%
Acceleron Pharma, Inc.(1)	99,001	12,381,065
ADC Therapeutics SA(1)	351,370	7,392,825
Arcutis Biotherapeutics, Inc.(1)	347,885	8,116,157
Arena Pharmaceuticals, Inc.(1)	116,746	7,221,908
Biohaven Pharmaceutical Holding Co. Ltd.(1)	170,983	21,545,568
Blueprint Medicines Corp.(1)	142,503	12,521,739
Bridgebio Pharma, Inc.(1)	237,394	12,688,709
Centessa Pharmaceuticals plc, ADR(1)	343,288	7,085,464
Cytokinetics, Inc.(1)	306,878	9,108,139
Deciphera Pharmaceuticals, Inc.(1)	272,239	8,300,567
Erasca, Inc.(1)	271,000	5,691,000
Fate Therapeutics, Inc.(1)	118,864	9,841,939
FibroGen, Inc.(1)	253,908	3,300,804
Flexion Therapeutics, Inc.(1)	650,026	3,854,654
Global Blood Therapeutics, Inc.(1)	315,532	8,623,490
Halozyme Therapeutics, Inc.(1)	389,370	16,092,662
Heron Therapeutics, Inc.(1)	302,728	3,741,718
Immunovant, Inc.(1)	230,898	2,415,193
Insmed, Inc.(1)	501,763	12,343,370
Intellia Therapeutics, Inc.(1)	64,273	9,117,125
Invitae Corp.(1)(2)	217,908	6,099,245
Iovance Biotherapeutics, Inc.(1)	113,990	2,538,557
KalVista Pharmaceuticals, Inc.(1)	254,272	5,121,038
Karuna Therapeutics, Inc.(1)	118,208	13,501,718
Kinnate Biopharma, Inc.(1)(2)	160,614	3,466,050
Kymera Therapeutics, Inc.(1)	137,921	8,300,086
Natera, Inc.(1)	171,652	19,657,587
Relay Therapeutics, Inc.(1)	182,741	5,928,118
Sigilon Therapeutics, Inc.(1)	332,160	1,674,086
		247,670,581
Building Products — 1.7%
Masonite International Corp.(1)	180,557	20,431,830
Trex Co., Inc.(1)	160,317	15,566,781
		35,998,611
Capital Markets — 1.7%
GCM Grosvenor, Inc., Class A	800,369	7,971,675
Open Lending Corp., Class A(1)	720,561	27,381,318
		35,352,993

Chemicals — 1.3%
Diversey Holdings Ltd.(1)	956,644	15,956,822
Element Solutions, Inc.	447,409	10,464,896
		26,421,718
Commercial Services and Supplies — 3.9%
Brink's Co. (The)	343,656	26,447,766
Clean Harbors, Inc.(1)	262,971	24,982,245
Driven Brands Holdings, Inc.(1)	915,455	29,129,778
		80,559,789
Construction Materials — 1.2%
Eagle Materials, Inc.	116,624	16,481,304
Summit Materials, Inc., Class A(1)	271,546	9,123,945
		25,605,249
Containers and Packaging — 0.6%
Intertape Polymer Group, Inc.	515,907	11,483,438
Diversified Consumer Services — 1.0%
Chegg, Inc.(1)	240,265	21,294,687
Electrical Equipment — 0.9%
Sensata Technologies Holding plc(1)	334,510	19,608,976
Electronic Equipment, Instruments and Components — 3.0%
Fabrinet(1)	112,647	10,647,394
Jabil, Inc.	286,983	17,086,968
National Instruments Corp.	285,503	12,593,537
nLight, Inc.(1)	627,069	21,753,024
		62,080,923
Equity Real Estate Investment Trusts (REITs) — 2.2%
Global Medical REIT, Inc.	787,353	12,251,213
Innovative Industrial Properties, Inc.	62,470	13,430,425
Ryman Hospitality Properties, Inc.(1)	247,029	18,947,124
		44,628,762
Food Products — 0.6%
Whole Earth Brands, Inc.(1)	1,031,071	13,259,573
Health Care Equipment and Supplies — 4.6%
Eargo, Inc.(1)	333,946	12,022,056
NeuroPace, Inc.(1)	478,179	10,185,213
Ortho Clinical Diagnostics Holdings plc(1)	935,705	21,025,291
OrthoPediatrics Corp.(1)	151,905	9,545,710
Silk Road Medical, Inc.(1)	308,664	15,488,760
Tandem Diabetes Care, Inc.(1)	260,499	28,308,426
		96,575,456
Health Care Providers and Services — 6.4%
ATI Physical Therapy, Inc.(1)(2)	1,377,988	4,698,939
Cano Health, Inc.(1)(2)	684,498	7,358,354
Covetrus, Inc.(1)	95,457	2,430,335
Encompass Health Corp.	206,544	17,194,788
Ensign Group, Inc. (The)	155,061	13,191,039
HealthEquity, Inc.(1)	358,053	26,488,761
Option Care Health, Inc.(1)	844,060	17,488,923
R1 RCM, Inc.(1)	1,116,423	23,902,616
RadNet, Inc.(1)	530,590	19,493,877
		132,247,632
Health Care Technology — 1.7%
Health Catalyst, Inc.(1)	435,164	25,265,622
OptimizeRx Corp.(1)	190,684	10,539,105
		35,804,727

Hotels, Restaurants and Leisure — 4.6%
Brinker International, Inc.(1)	222,535	12,092,552
Churchill Downs, Inc.	102,878	19,114,732
Planet Fitness, Inc., Class A(1)	200,882	15,112,353
SeaWorld Entertainment, Inc.(1)	172,818	8,193,301
Wingstop, Inc.	107,799	18,467,047
Wyndham Hotels & Resorts, Inc.	303,524	21,871,940
		94,851,925
Household Durables — 0.9%
Sonos, Inc.(1)	574,452	19,175,208
Household Products — 0.3%
Reynolds Consumer Products, Inc.	231,058	6,573,600
Insurance — 2.7%
Goosehead Insurance, Inc., Class A	106,099	12,752,039
Kinsale Capital Group, Inc.	105,164	18,787,023
Palomar Holdings, Inc.(1)	161,871	13,181,155
Ryan Specialty Group Holdings, Inc., Class A(1)	363,728	10,729,976
		55,450,193
Interactive Media and Services — 2.2%
Eventbrite, Inc., Class A(1)	678,654	12,059,682
fuboTV, Inc.(1)(2)	348,813	9,083,090
QuinStreet, Inc.(1)	1,318,000	24,172,120
		45,314,892
Internet and Direct Marketing Retail — 0.6%
Revolve Group, Inc.(1)	187,859	13,076,865
IT Services — 4.4%
DigitalOcean Holdings, Inc.(1)	265,643	13,680,615
I3 Verticals, Inc., Class A(1)	658,008	21,003,615
MAXIMUS, Inc.	305,769	27,213,441
Perficient, Inc.(1)	206,051	19,428,549
Repay Holdings Corp.(1)	430,740	10,729,733
		92,055,953
Leisure Products — 3.1%
Brunswick Corp.	210,522	21,978,497
Callaway Golf Co.(1)	606,582	19,216,518
Hayward Holdings, Inc.(1)	964,537	23,235,696
		64,430,711
Life Sciences Tools and Services — 1.1%
Akoya Biosciences, Inc.(1)(2)	282,184	4,893,071
NeoGenomics, Inc.(1)	394,182	18,171,790
		23,064,861
Machinery — 2.3%
Astec Industries, Inc.	195,161	11,965,321
Evoqua Water Technologies Corp.(1)	566,486	18,699,703
Timken Co. (The)	216,048	17,175,816
		47,840,840
Oil, Gas and Consumable Fuels — 1.5%
Matador Resources Co.	516,954	15,973,879
Whitecap Resources, Inc.	3,319,721	15,193,657
		31,167,536
Pharmaceuticals — 1.6%
Arvinas, Inc.(1)	110,068	11,127,875
Axsome Therapeutics, Inc.(1)	119,401	5,801,694
Edgewise Therapeutics, Inc.(1)(2)	272,174	4,765,767
Harmony Biosciences Holdings, Inc.(1)	174,635	4,568,452

Reata Pharmaceuticals, Inc., Class A(1)	59,903	7,506,445
		33,770,233
Professional Services — 1.5%
ASGN, Inc.(1)	133,515	13,502,372
First Advantage Corp.(1)	878,226	17,222,012
		30,724,384
Real Estate Management and Development — 1.8%
Altus Group Ltd.(2)	208,592	9,817,667
Colliers International Group, Inc.	77,527	9,969,197
Newmark Group, Inc., Class A	627,801	8,086,077
Tricon Residential, Inc.	740,100	8,868,624
		36,741,565
Semiconductors and Semiconductor Equipment — 4.5%
Allegro MicroSystems, Inc.(1)	258,021	7,072,356
Ichor Holdings Ltd.(1)	205,327	10,588,713
MACOM Technology Solutions Holdings, Inc.(1)	380,463	23,482,176
Onto Innovation, Inc.(1)	302,735	21,215,669
Power Integrations, Inc.	95,823	9,293,873
Semtech Corp.(1)	362,156	22,421,078
		94,073,865
Software — 10.0%
Everbridge, Inc.(1)	73,603	10,394,216
Five9, Inc.(1)	108,857	21,911,826
Lightspeed POS, Inc.(1)	113,837	9,747,681
Manhattan Associates, Inc.(1)	218,193	34,830,149
Model N, Inc.(1)	444,213	14,379,175
nCino, Inc.(1)	245,450	15,603,256
Paycor HCM, Inc.(1)	353,851	9,730,902
Paylocity Holding Corp.(1)	109,145	22,643,222
SailPoint Technologies Holdings, Inc.(1)	444,767	22,233,902
Sprinklr, Inc., Class A(1)	536,210	10,370,301
Sprout Social, Inc., Class A(1)	395,942	35,175,487
		207,020,117
Specialty Retail — 4.3%
American Eagle Outfitters, Inc.	704,013	24,267,328
Arko Corp.(1)	1,260,549	10,462,557
Leslie's, Inc.(1)	994,547	24,217,219
Lithia Motors, Inc.	31,054	11,714,190
National Vision Holdings, Inc.(1)	365,845	19,748,313
		90,409,607
Textiles, Apparel and Luxury Goods — 2.2%
Capri Holdings Ltd.(1)	276,404	15,564,309
Crocs, Inc.(1)	225,977	30,689,937
		46,254,246
Thrifts and Mortgage Finance — 0.4%
NMI Holdings, Inc., Class A(1)	367,506	8,092,482
Trading Companies and Distributors — 1.3%
Finning International, Inc.	813,582	21,037,316
NOW, Inc.(1)	607,530	5,996,321
		27,033,637
TOTAL COMMON STOCKS (Cost $1,622,782,918)		2,033,555,347

TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.125%, 12/31/22 - 11/15/41, valued at $12,303,243), in a joint trading account at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $12,060,180)		12,060,160
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 2.50%, 5/15/46 - 8/15/46, valued at $30,756,132), at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $30,153,050)		30,153,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,870,971	3,870,971
TOTAL TEMPORARY CASH INVESTMENTS (Cost $46,084,131)		46,084,131
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $8,430,424)	8,430,424	8,430,424
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,677,297,473)		2,088,069,902
OTHER ASSETS AND LIABILITIES — (0.3)%		(6,454,082)
TOTAL NET ASSETS — 100.0%		$2,081,615,820

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,888,861	USD	1,499,478	Morgan Stanley	9/29/21	$14,510
CAD	3,812,349	USD	2,983,925	Morgan Stanley	9/29/21	71,806
USD	402,148	CAD	495,694	Morgan Stanley	9/29/21	4,832
USD	69,348,399	CAD	85,927,174	Morgan Stanley	9/29/21	474,778
USD	1,636,049	CAD	2,055,839	Morgan Stanley	9/29/21	(11,778)
USD	1,934,431	CAD	2,429,979	Morgan Stanley	9/29/21	(13,282)
						$540,866

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,821,157. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $23,860,835, which includes securities collateral of $15,430,411.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,957,406,964	76,148,383	—
Temporary Cash Investments	3,870,971	42,213,160	—
Temporary Cash Investments - Securities Lending Collateral	8,430,424	—	—
	1,969,708,359	118,361,543	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	565,926	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	25,060	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.